Summary of Significant Accounting Policies - Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Leases
Package of practical expedients	true
Lease liabilities	$ 442	¥ 3,080
Right-of-use assets, net	$ 462	¥ 3,219
ASU 2016-02
Leases
Lease liabilities			$ 656	¥ 4,567
Right-of-use assets, net			676	4,706
Prepaid rent balance			$ 20	¥ 139